Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include but are not limited to calculating the standalone selling price for revenue recognition, the valuation of inventory, the accrual of sales tax contingencies, the expensing and capitalization of costs associated with internal-use software, stock-based awards, the valuation of the contingent earn-out liability, the valuation of the contingently issuable common stock, the valuation of common stock for the periods prior to the Company listing its shares on Nasdaq, the valuation of the derivative liability, the valuation of the common stock warrant liability and the valuation of the preferred stock warrant liability. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Due to the COVID-19 pandemic, there has been uncertainty and disruption in the global economy and financial markets. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including revenues and expenses, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat COVID-19. Management has made estimates of the impact of COVID-19 within the Company’s consolidated financial statements and there may be changes to those estimates in future periods. These estimates may change, as new events occur, and additional information is obtained. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Risk of Concentrations of Credit, Significant Customers and Significant Suppliers

Risk of Concentrations of Credit, Significant Customers and Significant Suppliers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash equivalents, restricted cash, and accounts receivable, net. The Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company maintains its cash, cash equivalents and restricted cash with financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Significant customers are those which represent more than 10% of the Company’s total revenue or accounts receivable, net balance at each respective balance sheet date. The following table presents customers that represent 10% or more of the Company’s total revenue:

	Year Ended December 31,
	2021	2020
Customer A	—%	10.7%
	—%	10.7%

Customer A revenue is from subscriptions.

The following table presents customers that represent 10% or more of the Company’s accounts receivable, net:

	December 31,
	2021	2020
Customer C		23.8%
Customer D		23.4%
Customer E	18.2%
Customer F	11.8%
	30.0%	47.2%

The Company relies on third parties for the supply and manufacture of its products as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Company may be unable to find alternative suppliers to satisfactorily deliver its products to its customers on time, if at all, which could have a material adverse effect on the Company’s operating results, financial condition and cash flows and damage its customer relationships.

Debt Issuance Costs

Debt Issuance Costs

The Company capitalizes certain legal, accounting, and other third-party fees that are directly associated with the issuance of debt as debt issuance costs. Debt issuance costs are recorded as a direct reduction of the carrying amount of the associated debt on the consolidated balance sheet and amortized as interest expense on the consolidated statement of operations and comprehensive loss using the effective interest method. As of December 31, 2021 and 2020, debt issuance costs totaled $0.1 million and $0.1 million, respectively, and were recorded as a reduction in the carrying amount of long-term debt in the consolidated balance sheets. During the years ended December 31, 2021 and 2020, the Company recorded $0.1 million and less than $0.1 million, respectively, in amortization of the debt issuance costs recorded within interest expense in the consolidated statement of operations and comprehensive loss.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

Cash, cash equivalents, and restricted cash as reported on the consolidated statement of cash flows consists of the following (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$307,492	$4,704
Restricted cash	675	—
Total cash, cash equivalents, and restricted cash	$308,167	$4,704

The Company considers all short-term, highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. Restricted cash consists of a letter of credit on the Company’s office lease in Waltham, Massachusetts, with $0.4 million included in the current portion of restricted cash which will be returned during the first half of 2022, and $0.3 million included in restricted cash, noncurrent in the consolidated balance sheet as of December 31, 2021. As the letter of credit is reduced restricted cash is reclassified to cash and cash equivalents.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value with cost being determined using the first-in, first-out method. The Company regularly reviews inventory quantities on-hand for excess and obsolete inventory and, when circumstances indicate, records charges to write down inventories to their estimated net realizable value, after evaluating historical sales, future demand, market conditions and expected product life cycles. Such charges are classified as product cost of revenues in the consolidated statement of operations and comprehensive loss. Any write-down of inventory to net realizable value creates a new cost basis. The Company recorded $1.6 million in write-offs of Edge units during the year ended December 31, 2021 as the Company is no longer selling this product. The Company did not record any write-offs on inventory during the year ended December 31, 2020.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense are recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computers and telecommunications equipment	3 years
Lab equipment	5 years
Purchased software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Leased equipment	4-7 years
Internal-use software	4 years

Estimated useful lives are periodically assessed to determine if changes are appropriate. Leasehold improvements are depreciated using the straight-line method over the lesser of the lease term or its estimated economic useful life. Lease terms are used based upon the initial lease agreement and do not consider potential renewals or extensions until such time that the renewals or extensions are contracted. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation are eliminated from the consolidated balance sheet and any resulting gains or losses are included in the consolidated statements of operations and comprehensive loss in the period of disposal. Costs for capital assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service.

The Company’s leases for leased equipment generally are 48 months. The Company’s subscription contracts are classified as operating leases because title does not transfer and they do not meet any of the other criteria per Accounting Standards Codification 840 – Leases (“ASC 840”). To date, the Company has not had any subscription arrangements come up for renewal and will reassess the classification of any such leases upon renewal.

The Company evaluates leased equipment for obsolescence and impairment whenever circumstances indicate that the carrying value of such equipment is not recoverable by considering any (1) reduced demand in the markets in which the Company operate, (2) technological obsolescence due to developments of new products and improvements, or (3) changes in economic or other events and conditions that impact the market price for the Company’s products. Based on the Company’s evaluations, an impairment loss on property and equipment of $1.9 million was recorded during the year ended December 31, 2021. This was related to Edge and Express prototype units that were taken out of service and retired. The Company is transitioning its domestic customers from the Legacy Edge units to its most current Evolv Express units, which resulted in an impairment of the remaining economic value of such assets.

The Company capitalizes certain costs, including consulting costs and compensation expenses for employees who devote time to the development projects, related to the development of internal-use software after the preliminary project stage is complete and until the software is ready for its intended use. The Company records software development costs in property and equipment, net. Costs incurred in the preliminary stages of development activities and post implementation are expensed in the period incurred and are recorded in research and development expense in the consolidated statements of operations and comprehensive loss. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality.

Once the project is available for general release, capitalization ceases, and the asset can begin amortization. Capitalized costs associated with internal-use software are amortized on a straight-line basis over their estimated useful life, which is generally four years, and are recorded in cost of product revenue and cost of subscription revenue in the consolidated statements of operations and comprehensive loss.

Contingent Earn-out

Contingent Earn-out

In connection with the Merger and pursuant to the Merger Agreement, certain of the Legacy Evolv’s shareholders and Legacy Evolv Service Providers are entitled to receive additional shares of the Company’s common stock (the “Earn-Out Shares”) upon the Company achieving certain milestones:

●	Triggering Event I – a one-time issuance of a number of Earn-Out Shares equal to 5,000,000 shall occur if, within five years following the closing of the Merger, the price of the Company’s common stock is greater than $12.50 per share for any 20 trading days within any 30 trading day period.
●	Triggering Event II – a one-time issuance of a number of Earn-Out Shares equal to 5,000,000 shall occur if, within five years following the closing of the Merger, the price of the Company’s common stock is greater than $15.00 per share for any 20 trading days within any 30 trading day period.
●	Triggering Event III – a one-time issuance of a number of Earn-Out Shares equal to 5,000,000 shall occur if, within five years following the closing of the Merger, the price of the Company’s common stock is greater than $17.50 per share for any 20 trading days within any 30 trading day period.

In accordance with ASC 815 – Derivatives and Hedging, the earn-out arrangement with the Legacy Evolv shareholders is accounted for as a liability and subsequently remeasured at each reporting date with changes in fair value recorded as a change in fair value of contingent earn-out liability in other income (expense), net in the consolidated statements of operations and comprehensive loss. When the Triggering Events have been achieved and the Earn-Out Shares are issued, the Company will reclassify the corresponding amount from a liability to additional paid-in-capital and common stock at par value of $0.0001 per share. Of the total 15,000,000 earn-out shares, 12,150,413 earn-out shares can be earned by the Legacy Evolv shareholders.

The estimated fair value of the contingent earn-out shares was determined using a Monte Carlo simulation that simulated the future path of the Company’s stock price over the earn-out period. The significant assumptions utilized in the calculation are based on the achievement of certain stock price milestones including projected stock price, volatility, drift rate, percentage of change in control and expected term.

The contingent earn-out liability is categorized as a Level 3 fair value measurement (see Note 4) because the Company estimates projections during the earn-out period utilizing unobservable inputs, including various potential pay-out scenarios. Contingent earn-out payments involve certain assumptions requiring significant judgment and actual results may differ from assumed and estimated amounts.

The Earn-Out Shares issued to employees, officers, directors, and non-employees are based on achievement of certain target share price contingencies and for the employees and officers, subject to continued employment, (the “Earn-Out Service Providers”) represents share-based compensation and is included in additional paid-in capital on the Company’s balance sheet. Corresponding stock-based compensation expense is recorded in the consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or by the nature of the services provided by consultants are classified. Of the total 15,000,000 earn-out shares, 2,849,587 earn-out shares can be earned by the Legacy Evolv Service Providers and subject to share-based compensation. As a condition to being issued Earn-Out Shares to Earn-Out Service Providers the service provider must be still providing services to the Company on the date of the issuance of the shares. If the relationship with the service provider is terminated prior to the issuance of the Earn-Out Shares the shares will be redistributed to the remaining participants in the Earn-Out Shares.

Contingently Issuable Common Stock

Contingently Issuable Common Stock

Prior to the Merger, NewHold Industrial Technology Holdings, LLC, the sponsor of the NHIC special purpose acquisition company owned 4,312,500 shares of NHIC Class B common stock (the “Founder Shares). Upon the closing of the merger, NHIC Class A and Class B common stock became the Company’s common stock. The Founder Shares outstanding were subject to certain share-performance-based vesting provisions as follows:

●	Vesting Provision I – 1,897,500 shares of the Company’s common stock shall vest and no longer be subject to forfeiture as of the Merger;
●	Vesting Provision II – if within five years following the closing of the Merger, the last reported sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period, then 948,750 shares of the Company’s common stock shall vest and no longer be subject to forfeiture and
●	Vesting Provision III – if within five years following the closing of the Merger, the last reported sale price of the Company’s common stock equals or exceeds $15.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, then 948,750 shares of the Company’s common stock) shall vest and no longer be subject to forfeiture.

The remaining 517,500 Founder Shares were contributed to Give Evolv LLC.

If Vesting Provision II and/or Vesting Provision III are not satisfied, the corresponding number of shares specified shall be forfeited and no longer issued and outstanding. If there is a Change of Control event prior to Vesting Provision II and/or Vesting Provision III are satisfied, the Founder shares are no longer subject to forfeiture and shall vest immediately upon the occurrence of a Change of Control event.

In accordance with ASC 815 – Derivatives and Hedging, the contingently issuable common stock is accounted for as a liability and subsequently remeasured at each reporting date with changes in fair value recorded as change in fair value of contingently issuable common stock liability in other income (expense), net in the consolidated statements of operations and comprehensive loss. When the Vesting Provisions have been achieved and the contingently issuable common shares are issued, the Company will reclassify the corresponding amount from a liability to additional paid-in-capital and common stock at par value of $0.0001 per share.

The estimated fair value of the contingently issuable common shares was determined using a Monte Carlo simulation that simulated the future path of the Company’s stock price over the earn-out period. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones including projected stock price, volatility, and risk-free rate.

The contingently issuable common shares are categorized as a Level 3 fair value measurement (see Note 4) because the Company estimates projections during the earn-out period utilizing unobservable inputs, including various potential pay-out scenarios. Contingently issuable shares involve certain assumptions requiring significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized in loss from operations and comprehensive loss when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss is based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows. The Company recorded a $1.9 million impairment loss on long-lived assets during the year ended December 31, 2021. This was related to Edge and Express prototype units that were taken out of service and retired. The Company is transitioning its domestic customers from the Legacy Edge units to its most current Evolv Express units, which resulted in an impairment of the remaining economic value of such assets. The Company did not record any impairment losses on long-lived assets during the year ended December 31, 2020.

Fair Value Measurements of Financial Instruments

Fair Value Measurements of Financial Instruments

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
●	Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s cash equivalents, restricted cash, derivative liability, contingent earn-out liability, contingently issuable common stock liability and its common stock warrant liability are carried at fair value, determined according to the fair value hierarchy described above (see Note 4). The carrying values of the Company’s accounts receivable, net, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities. The carrying value of the Company’s long-term debt approximates its fair value (a Level 2 measurement) at each balance sheet date due to its variable interest rate, which approximates a market interest rate.

Assets that are measured at fair value on a nonrecurring basis primarily relate to property and equipment. We do not periodically adjust carrying value to fair value for property and equipment. Rather, the carrying value of the asset is reduced to its fair value when we determine that impairment has occurred. During the year ended December 31, 2021, impairment of property and equipment was $1.9 million. There was no impairment recognized during the year ended December 31, 2020.

Derivative Liability Related to Convertible Notes

Derivative Liability Related to Convertible Notes

In August through September 2019 and in September through December 2020, the Company issued Convertible Notes to several investors (see Note 9) that provided a conversion option whereby upon the closing of a specified financing event the notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 85% and 80%, respectively, of the price per share of the securities paid by the other investors. This conversion option was determined to be an embedded derivative that was required to be bifurcated and accounted for separately from the notes. The derivative liability was initially recorded at fair value upon issuance of the notes and is subsequently remeasured to fair value at each reporting date. Changes in the fair value of the derivative liability are recognized in the consolidated statements of operations and comprehensive loss. In October 2019, the specified financing event was consummated, as such the Convertible Notes issued August through September 2019 were converted into shares of Series B-1 Preferred Stock (see Note 10), and the derivative liability was extinguished. The derivative liability related to the 2020 convertible note is outstanding as of December 31, 2020 and is included as a derivative liability in the consolidated balance sheets.

In January and February 2021, the Company entered into a Convertible Note Purchase Agreement (the “2021 Convertible Notes,” and together with the 2020 Convertible Notes, the “Convertible Notes”) with various investors for gross proceeds of $30.0 million with a stated interest rate of 8.0% per annum. The 2021 Convertible Notes provided a conversion option whereby upon the closing of a Qualified Financing event, in which the aggregate gross proceeds totaled at least $100.0 million, the 2021 Convertible Notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share paid by the other investors. The conversion option met the definition of an embedded derivative and was required to be bifurcated and accounted for separately from the notes. The proceeds from the 2021 Convertible Notes were allocated between the derivative liability and current portion of long-term debt on the Company’s consolidated balance sheet. The difference between the initial carrying value of the notes and the stated value of the notes represented a discount that was accreted to interest expense over the term of the Convertible Notes using the effective interest method.

In June 2021, the Company and the holders of the 2021 Convertible Notes agreed that, in connection with the Merger, such holders would receive an additional 1,000,000 shares of NHIC common stock as further consideration for the automatic conversion of such notes upon closing of the Merger. This modification of the 2021 Convertible Notes resulted in an extinguishment, and recognition of a derivative liability, which represents both the value of the 1,000,000 NHIC shares as of June 21, 2021 as well as a bifurcated embedded derivative for conversion into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share paid by the other investors.

Upon the closing of the Merger, the September through December 2020 Convertible Notes and the 2021 Convertible Notes automatically converted into 4,408,672 shares of the Company’s common stock and the holders of the 2021 Convertible Notes also received the right to receive 1,000,000 shares of the Company’s common stock, as noted above. Upon the conversion of the Convertible Notes, the carrying value of the debt of $32.8 million and the related derivative liability of $19.7 million and accrued interest of $0.2 million were derecognized resulting in a loss on extinguishment of debt of $0.9 million recorded in other income (expense), net in the consolidated statements of operations and comprehensive loss.

Classification of Convertible Preferred Stock

Classification of Convertible Preferred Stock

Prior to the closing of the Merger, the holders of Legacy Evolv Series A, Series A-1, Series B and Series B-1 convertible preferred stock had certain liquidation rights in the event of a deemed liquidation event that, in certain situations, is not solely within the control of the Company and would call for the redemption of the then outstanding Series A, Series A-1, Series B and Series B-1 convertible preferred stock (see Note 10). Therefore, the Legacy Evolv Series A, Series A-1, Series B and Series B-1 convertible preferred stock were classified outside of stockholders’ equity (deficit) on the consolidated balance sheets.

In connection with the closing of the Merger, all shares of convertible Preferred Stock were converted into shares of the Company’s common stock. Accordingly, there was no convertible preferred stock outstanding as of December 31, 2021. As of December 31, 2020, the carrying value of the convertible Preferred Stock was $75.9 million (see Note 10).

Common Stock Warrant Liability and Public Warrant Liability

Common Stock Warrant Liability and Public Warrant Liability

The Company classifies certain warrants for the purchase of shares of its common stock (see Note 11) as a liability on its consolidated balance sheets as these warrants are freestanding financial instruments that may require the Company to adjust the exercise price and number of shares that is not consistent with a fixed-for-fixed option pricing model. The warrant liability is initially recorded at fair value on the issuance date of each warrant and is subsequently remeasured to fair value at each reporting date. Changes in the fair value of the common stock warrant liability are recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. Changes in the fair value of the common stock warrant liability are recognized until the warrants are exercised, expire or qualify for equity classification.

In connection with the closing of the Merger, the Company assumed warrants to purchase shares of common stock (the “Public Warrants”) and are classified as a liability pursuant to ASC 815 – Derivatives and Hedging as the equity derivative scope exception was not met. As of December 31, 2021, the Public Warrants are outstanding (see Note 11). All other warrants that were issued prior to the closing of the Merger were converted into shares of the Company’s common stock upon the closing of the Merger. Accordingly, the Company remeasured the common stock warrants to fair value upon the closing of Merger with the offset to additional paid-in capital (see Note 11).

Equity Classified Preferred Stock Warrants

Equity Classified Preferred Stock Warrants

The Company classifies warrants for the purchase of shares of its preferred stock (see Note 11) as temporary equity on its consolidated balance sheets. In connection with a customer development agreement, the Company issued preferred stock warrants to a customer to purchase shares of its Legacy Evolv Series A-1 Preferred Stock. Upon adoption of ASU No. 2018-07 and ASU No. 2019-08 on January 1, 2019, any liability classified warrants issued to non-employees for goods or services were reclassified to temporary equity.

In connection with the closing of the Merger, all preferred stock warrants to purchase shares of common stock were converted into shares of the Company’s common stock. Accordingly, there were no preferred stock warrants outstanding as of December 31, 2021. The Company assessed the features of these warrants and determined that they qualify for classification as permanent equity.

Equity Classified Common Stock Warrants

Equity Classified Common Stock Warrants

The Company classifies certain warrants for the purchase of shares of its common stock (see Note 11) as additional paid in capital on its consolidated balance sheets as these warrants are considered to meet the derivative scope exception for freestanding equity contracts. For these warrants that are classified on the Company’s consolidated balance sheets as equity instruments, the Company uses the Black-Scholes model to measure the value of the warrants at issuance.

In connection with the closing of the Merger, all vested equity classified common stock warrants to purchase shares of common stock were converted into shares of the Company’s common stock.

Segment Information

Segment Information

The Company determined that it has one operating segment after considering the Company’s organizational structure and the information regularly reviewed and evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company has determined that its CODM is collectively the President and Chief Executive Officer, Head of Corporate Development and Founder, Head of Advanced Technology and Founder, Chief Financial Officer and Chief Risk Officer, and General Counsel. The CODM reviews the financial information on a consolidated basis for purposes of evaluating financial performance and allocating resources. On the basis of these factors, the Company determined that it operates and manages its business as one operating segment, that develops, manufactures, markets and sells security screening products and specific services, and accordingly has one reportable segment for financial reporting purposes.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification 606 – Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In order to achieve this core principle, the Company applies the following five steps when recording revenue: (1) identify the contract, or contracts, with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when, or as, performance obligations are satisfied.

The Company derives revenue from (1) subscription arrangements accounted for as operating leases under ASC 840 and (2) from the sale of products, inclusive of SaaS and maintenance and (3) professional services. The Company’s arrangements are generally noncancelable and nonrefundable after ownership passes to the customer. Revenue is recognized net of sales tax.

Product Revenue

The Company derives revenue from the sale of its Express and Edge equipment and related add-on accessories to customers. Revenue is recognized when control of the product has transferred to the customer. Transfer of control occurs when the Company has transferred title and risk of loss and has a present right to payment for the equipment, which follows the terms of each customer contract . Products are predominately sold with distinct services, which are described in the services section below.

Subscription Revenue

In addition to selling its products directly to customers, the Company also leases Express equipment. These arrangements convey the right to use the equipment for a period of time (generally 48 months) in exchange for consideration and therefore are accounted for under ASC 840 due to the scope exception of ASC 606-10-15-2. Revenue recognition begins when the unit is installed at the customer’s location. Lease terms are typically four years and customers pay quarterly or annual fixed payments for the lease and maintenance elements over the contractual lease term. In accordance with ASC 840, the Company considers only the fixed payments for purposes of allocating between the lease and non-lease deliverables on a relative fair value basis. Equipment leases are generally classified as operating leases as they do not meet any of the capital lease criteria per ASC 840.

Generally, lease arrangements include both lease and non-lease components. The non-lease components relate to (1) distinct services, such as installation, training, SaaS, and maintenance, and (2) any add-on accessories. Installation and training are included in service revenue as described below, and add-on accessories are included in product revenue as described above. Because the equipment and maintenance components of a subscription arrangement are recognized as revenue over the same time period and in the same pattern and because revenue allocated to maintenance components is not material, the equipment lease and maintenance performance obligations are classified as a single category of subscription revenue in the consolidated statements of operations and comprehensive loss.

As leases with customers are generally classified as operating leases, lease revenue is recognized ratably over the duration of the lease. There are no contingent lease payments as a part of these arrangements.

Services Revenue

The Company provides installation, training, SaaS, and maintenance services for its products. Revenue for installation and training is recognized upon transfer of control of these services, which are normally rendered over a shorter duration. SaaS include data-driven security information and analytics insights. Maintenance consists of technical support, bug fixes, and when-and-if-available threat updates. Maintenance revenue and SaaS revenue are recognized ratably over the period of the arrangement, beginning upon installation of the equipment. The Company sells separately priced extended or nonstandard warranty services and preventative maintenance plans, which are recognized ratably over the associated service period and also begin upon installation of the equipment.

Revenue from Channel Partners

A portion of the Company’s revenue is also generated by sales in conjunction with its channel partners. When the Company transacts with a channel partner, its contractual arrangement is with the channel partner and not with the end-use customer. In these transactions, the channel partner is considered the customer; the Company has discretion over the pricing to the channel partner and maintains overall control of the inventory and sales process to the channel partner. Revenue is recognized upon delivery to the channel partners. Right of return does not generally exist. Whether the Company transacts with a channel partner and receives the order from a channel partner or directly from an end-use customer, its revenue recognition policy and resulting pattern of revenue recognition is the same.

Transaction Price

The transaction price is the amount of consideration that the Company expects to be entitled for providing goods and services under a contract. It includes not only fixed consideration, such as the stated amount in a contract, but also several other types of variable consideration or adjustments (generally discounts or incentives which are included as a part of the standalone selling price (“SSP”) estimation process). The Company provides discounts to customers which reduces the transaction price. From time-to-time, the Company may offer customers the option to purchase additional goods and services at a fixed price. In these limited circumstances, the Company assesses whether these offers constitute a material right, and if so, the Company would account for the material right as a separate performance obligation. Other types of variable consideration are not considered significant. The Company does not normally provide for rights of returns to customers on product sales and, therefore, does not record a provision for returns.

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct product or service to a customer that is both capable of being distinct, whereby the customer can benefit from the product or service either on its own or together with other resources that are readily available, and is distinct in the context of the contract, whereby the transfer of the product or service is separately identifiable from other promises in the contract.

For both Express and Edge units, equipment is sold or leased with embedded software, which is considered a single performance obligation. Maintenance, which includes future updates, security threat updates, and minor bug fixes on a when-and-if available basis, is considered a single performance obligation. SaaS, which include data-driven security information and analytics insights, are also considered a performance obligation. As a part of reported subscription sales, certain non-lease components, such as SaaS and maintenance, are included within the subscription revenue amount. The Company sells separately priced extended or nonstandard warranty services and preventative maintenance plans, which are accounted for as separate performance obligations. Installation and training are considered separate performance obligations and are included within services revenue. Any add-on accessories are also considered separate performance obligations and are included in product revenue in the consolidated statements of operations and comprehensive loss.

Payment terms

Payment terms for customer orders are typically 30 days after the shipment or installation of the product. For certain products, services and customer types, the Company requires payment before the products or services are delivered to, or performed for, the customer. Generally, the Company’s contracts do not contain a significant financing component.

Multiple Performance Obligations within an Arrangement

The Company’s contracts may include multiple performance obligations when customers purchase a combination of products and services. When the Company’s customer arrangements have multiple performance obligations that contain a lease for Express or Edge equipment for the customer’s use at its site as well as distinct services that are delivered simultaneously, the Company allocates the arrangement consideration between the lease deliverables and non-lease deliverables based on the relative estimated SSP of each distinct performance obligation. For multiple performance obligation arrangements that do not contain a lease, the Company allocates the contract’s transaction price to each performance obligation on a relative SSP basis. The Company determines SSP based on the price at which the performance obligation is sold separately. If the SSP is not observable through past transactions, the Company estimates the SSP taking into account available information such as market conditions, internally approved pricing guidelines, and observable pricing data such as standard cost metrics related to the performance obligation.

Remaining Performance Obligations

ASC 606 requires that the Company disclose the aggregate amount of transaction price that is allocated to performance obligations that have not yet been satisfied as of December 31, 2021. The following table includes estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially satisfied) as of December 31, 2021. Note that with respect to ASC 840, Subscription revenue includes maintenance in addition to the operating lease components of these transactions (in thousands).

	Less than 1 year	Greater than 1 year	Total
Product revenue	$187	$68	$255
Subscription revenue	11,183	25,065	36,248
Service revenue	22	—	22
Maintenance revenue	1,128	2,507	3,635
Total revenue	$12,520	$27,640	$40,160

The amount of minimum future leases is based on expected income recognition. As of December 31, 2021, future minimum payments on noncancelable leases are as follows (in thousands):

Future operating lease component (in thousands):
Year Ending December 31, 2021:
2022	$11,183
2023	10,573
2024	9,165
2025	4,852
Thereafter	475
$36,248

Contract Balances from Contracts with Customers

Contract assets arise from unbilled amounts in customer arrangements when revenue recognized exceeds the amount billed to the customer and the Company’s right to payment is conditional and not only subject to the passage of time. As of December 31, 2021 and 2020, the Company had $1.5 million and $0 in current portion of contract assets and $3.4 million and $0 in contract assets, noncurrent on the consolidated balance sheets, respectively. The increase in contract assets is primarily related to the increase in direct equipment sales during the year ended December 31, 2021.

Contract liabilities represent the Company’s obligation to transfer goods or services to a customer for which it has received consideration (or the amount is due) from the customer. The Company has a contract liability related to service revenue, which consists of amounts that have been invoiced but that have not been recognized as revenue. Amounts expected to be recognized as revenue within 12 months of the balance sheet date are classified as current deferred revenue and amounts expected to be recognized as revenue beyond 12 months of the balance sheet date are classified as noncurrent deferred revenue. The Company recognized $2.3 million during the year ended December 31, 2021 of revenue that was previously included in the 2020 deferred revenue balance, respectively. The following table provides a rollforward of deferred revenue (in thousands):

(in thousands)
Balance at December 31, 2020	$4,197
Revenue recognized	(10,877)
Revenue deferred	15,845
Balance at December 31, 2021	$9,165

Disaggregated Revenue

The following table presents the Company’s revenue by revenue stream (in thousands):

	Year Ended December 31,
(in thousands)	2021	2020
Product revenue	13,917	1,279
Leased Equipment	6,130	2,073
SaaS and Maintenance Services(1)	2,568	1,083
Professional Services	1,077	350
Total revenue	$23,692	$4,785
(1)	SaaS and Maintenance Services revenue is inclusive of $1.7 million and $0.6 million of revenue related to equipment that is leased to customers during the years ended December 31, 2021 and 2020, respectively, determined based on a relative fair value allocation as prescribed by ASC 606. This has been broken out from the leased equipment and combined with SaaS and Maintenance services from product sales within this line item.

Contract Acquisition Costs

The Company incurs and pays commissions on product sales. The Company applies the practical expedient for contracts less than one year to expense the commission costs in the period in which they were incurred. Commissions on product sales and services are expensed in the period in which the sale occurs and the services are provided. Commissions on subscription arrangements and maintenance are expensed ratably over the life of the contract. The Company had a deferred asset related to commissions of $5.4 million and $2.3 million as of December 31, 2021 and 2020, respectively. The increase in deferred assets related to commissions is due to an increase of subscription revenue in 2020 and 2021 for which the related revenue and commissions are recognized over the contract term. The Company amortized commissions of $1.9 million during the year ended December 31, 2021 which related to 2021 commissions, $0.5 million which related to 2020 commissions and $0.2 million which related to 2019 commissions.

Accounts Receivable

Accounts Receivable

Accounts receivable, net was $6.5 million and $1.4 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company recorded an allowance for doubtful accounts of $0.1 million and $0.1 million, respectively. Changes in the allowance for doubtful accounts were as follows (in thousands):

Allowance for Doubtful Accounts
Balance at December 31, 2019	$(16)
Provisions	(63)
Write-offs, net of recoveries	16
Balance at December 31, 2020	$(63)
Provisions	(50)
Write-offs, net of recoveries	63
Balance at December 31, 2021	$(50)

Stock-Based Compensation

Stock-Based Compensation

The Company measures all stock-based awards granted to employees, officers, directors and non-employees based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or by the nature of the services provided by consultants are classified. The Company issues stock-based awards with service-based vesting conditions and records the expense for these awards using the straight-line method. Forfeitures are accounted for as they occur. In August 2020, the Company granted an officer 559,947 stock options with a performance-based milestone vesting condition which vested immediately upon achievement of a certain sales milestone. The milestone was achieved in December 2020, and the Company recorded $0.1 million in stock compensation expense upon vesting during the year ended December 31, 2020.

In March 2021, the Company granted a warrant exercisable for 2,552,913 shares of common stock to a consulting group (“2021 Finback common stock warrants”) with performance-based vesting conditions which vest upon certain sales being met under a Business Development agreement which has a term of three years.

Prior to the closing of the Merger, there was not a public market for the shares of the Company’s common stock. The Company’s determination of the fair value of stock options on the date of grant utilized the Black-Scholes option-pricing model and was impacted by its common stock price, as determined by the Board of Directors with input from the Company’s management, as well as changes in assumptions regarding a number of subjective variables. These variables included, but were not limited to, the expected term that options remained outstanding, the expected common stock price volatility over the term of the option awards, risk-free interest rates, and expected dividends. The Company values its common stock taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors since the date of the most recent contemporaneous valuation through the date of grant. After the closing of the Merger, the Company determined the fair value of each share of common stock underlying stock-based awards based on the closing price of the Company’s common stock as reported by Nasdaq on the date of grant.

Pursuant to the Merger Agreement, the Company will issue 15,000,000 earn-out shares of the Company’s common stock to Legacy Evolv shareholders and Legacy Evolv Service Providers including employees, officers, directors and non-employees based on the achievement of certain target share price contingencies and subject to continued employment. The company classifies the share-based compensation arrangement with Legacy Evolv Service Providers as equity on its balance sheet and corresponding stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or by the nature of the services provided by consultants are classified. Of the total 15,000,000 earn-out shares of the Company’s common stock, 2,849,587 earn-out shares can be earned by the Legacy Evolv Service Providers and subject to the stock-based compensation. Stock-based compensation expense attributable to Legacy Evolv Service Providers was $4.3 million for the year ended December 31, 2021. As a condition for Earn-Out Shares being issued to Earn-Out Service Providers the service provider must be providing services to the Company on the date of the issuance of the shares. If the relationship with the service provider is terminated prior to the issuance of the Earn-Out Shares the shares will be redistributed to the remaining participants in the Earn-Out Shares.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes.

The Company assesses the likelihood that its deferred tax assets will be recovered from future sources of income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by analyzing past operating results, estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

The Company evaluates at the end of each reporting period whether some or all the undistributed earnings of its foreign subsidiaries are permanently reinvested. The Company would recognize deferred income tax liabilities to the extent that management asserts that undistributed earnings of its foreign subsidiaries are not permanently reinvested and will not be permanently reinvested in the future. As of December 31, 2021 and 2020, the Company had no foreign earnings in any foreign jurisdictions.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders for the impact to the extent a denominator adjustment is required. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares. For purposes of this calculation, outstanding stock options, convertible preferred stock, convertible notes, warrants to purchase common stock, and warrants to purchase preferred stock are considered potential dilutive common shares.

In periods in which the Company reported a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2021 and 2020.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40). The update is associated with customer accounting for implementation costs incurred in a cloud computing arrangement that is a service contract. The amendments align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The guidance is effective for fiscal years and interim periods beginning after December 15, 2019 for public companies, and for fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021, for all other entities. The Company adopted this standard on January 1, 2021. In connection with the adoption, the Company recorded $1.0 million in capitalized costs related to internal-use software in property and equipment, net on the consolidated balance sheets as of December 31, 2021.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 and has elected not to “opt out” to the extended transition related to complying with new or revised accounting standards, which means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company will adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and will do so until such time that the Company either (1) irrevocably elects to “opt out” of such extended transition period or (2) no longer qualifies as an emerging growth company. The Company may choose to early adopt any new or revised accounting standards whenever such early adoption is permitted for nonpublic companies.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”). The new standard adjusts the accounting for assets held at amortized cost basis, including marketable securities accounted for as available for sale, and trade receivables. The standard eliminates the probable initial recognition threshold and requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For public entities except smaller reporting companies, the guidance is effective for annual reporting periods beginning after December 15, 2019 and for interim periods within those fiscal years. In November 2019, the FASB issued ASU No. 2019-10, which deferred the effective date for non-public entities to annual reporting periods beginning after December 15, 2022, including interim periods within those fiscal years. Early application is allowed. The Company expects to adopt this guidance effective January 1, 2023, and it is currently evaluating the impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), as subsequently amended (collectively “ASC 842”). The guidance amends the existing accounting standards for lease accounting, including requirements for lessees to recognize assets and liabilities related to long-term leases on the balance sheet and expanding disclosure requirements regarding leasing arrangements. For lessees, leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. Lessors are required to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if it effectively transfers control of the underlying asset to the lessee as indicated by any one of five criteria being met. If none of the five prescriptive criteria are met, the lease will be classified as either a direct financing lease or operating lease. If two additional criteria addressing whether the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease will be classified as a direct financing lease. All leases that are not sales-type or direct financing leases will be classified as operating leases. In July 2018, the FASB issued additional guidance, which offers a transition option to entities adopting ASC 842 in which entities can elect to apply the new guidance using a modified retrospective approach at the beginning of the year in which the new lease standard is adopted. The Company currently expects to utilize this transition option whereby financial information for prior periods presented before the ASC 842 effective date will not be updated. In November 2019, the FASB issued ASU 2019-10 deferring the effective date for private entities (also applicable for public companies that qualify as emerging growth companies) for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. In June 2020, the FASB issued ASU 2020-05 which further defers the effective date for private entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022.

As an Emerging Growth Company, the Company will adopt ASC 842 on January 1, 2022 and is currently evaluating the effect ASC 842 will have on its consolidated financial statements and related disclosures. ASC 842 provides several optional practical expedients in transition. The Company expects to apply the ‘package of practical expedients’ which allow the Company to not reassess whether existing or expired arrangements contain a lease, the lease classification of existing or expired leases, or whether previous initial direct costs would qualify for capitalization under ASC 842. The Company, as the lessor to a significant number of lease contracts that will continue to be operating classified, expects to apply the practical expedient to account for those operating leases and the associated services as a combined component when certain criteria are met. In order to be eligible to apply this lessor expedient to combine one or more nonlease components, representing a good or service, with the associated lease component, the timing and pattern of transfer of the nonlease component must be the same as that of the lease component, which is over time, and the associated lease component, if accounted for separately, must meet the criteria to be classified as an operating lease. If an arrangement contains an operating lease component and one or more nonlease components, the nonlease components that have the same timing and pattern of transfer will be combined with the associated lease component and the nonlease components that do not have the same timing and pattern of transfer will be accounted for separately. The lease components in these arrangements are expected to be the predominant component and those arrangements will be accounted for under ASC 842. The revenue for leases and associated services for these operating leases will be presented together in the Company’s consolidated statements of operations and comprehensive loss. Additionally, the Company expects to elect the accounting policy for lessors to exclude sales taxes and other similar taxes assessed by a governmental authority that the Company collects from lessees from lease revenue.

The Company currently expects the adoption of ASC 842 to result in the recognition of operating lease liabilities of approximately $3.0 million and operating right-of-use assets of approximately $2.5 million, along with the write-off of certain deferred rent balances of $0.5 million within the Company’s consolidated balance sheets as of January 1, 2022. The Company also expects to provide significant new disclosures about our leasing activities. The Company does not currently expect the adoption of ASC 842 to have a material impact on its consolidated statements of operations and comprehensive loss or consolidated statements of cash flows.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various areas related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. For public entities the guidance is effective for annual reporting periods beginning after December 15, 2020 and for interim periods within those fiscal years. For non-public entities, the guidance is effective for annual reporting periods beginning after December 15, 2021 and for interim periods within years beginning after December 15, 2022, with early adoption permitted. The Company expects to adopt this guidance effective January 1, 2022 and the adoption of this guidance will not have a material impact on its consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, “Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies and clarifies certain calculation and presentation matters related to convertible and equity and debt instruments. Specifically, ASU 2020-06 removes requirements to separately account for conversion features as a derivative under ASC Topic 815 and removing the requirement to account for beneficial conversion features on such instruments. ASU 2020-06 also provides clearer guidance surrounding disclosure of such instruments and provides specific guidance for how such instruments are to be incorporated in the calculation of Diluted EPS. The guidance under ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company expects to adopt this guidance effective January 1, 2022 and does not expect the adoption this guidance to have a material impact on its consolidated financial statements and related disclosures.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends ASC 805 to add contract assets and contract liabilities to the list of exceptions to the recognition and measurement principles that apply to business combinations and to require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. The amendments in ASU 2021-08 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years and should be applied prospectively to business combinations occurring on or after the effective date of the amendments.

Early adoption of the amendments is permitted, including adoption in an interim period. The Company expects to adopt this guidance effective January 1, 2023, and it is currently evaluating the impact on its consolidated financial statements and related disclosures.